Loans and Borrowings	12 Months Ended
Sep. 30, 2024
Borrowings [abstract]
Loans and Borrowings

19. Loans and borrowings

Loans and borrowings comprised the following at September 30, 2024 and September 30, 2023:

(in USD)	September 30, 2024	September 30, 2023
Current
Bank loans	15,925	14,527
Convertible notes	1,488,517	—
Promissory notes	4,229,840	3,699,190
	5,734,282	3,713,717
Non-current
Bank loans	10,009	22,866
Promissory notes	—	1,000,000
Promissory notes issued to related parties	309,191	—
	319,200	1,022,866
	6,053,482	4,736,583

The carrying value of loans and borrowings classified as financial liabilities measured at amortized cost approximates fair value. See Note 23.

Convertible loan notes

The convertible notes relate to the residual value of the notes issued in accordance with the New Standby Equity Purchase Agreement (“New SEPA”) after deducting the value of the embedded derivatives from the face value of the notes. See Note 23. As at September 30, 2024 the face value of the outstanding notes was $2.1 million.

Promissory notes

On April 14, 2023 the Company issued a promissory note with a value of $1.0 million which bears interest at a rate of 15.0% per annum and is repayable in April 2025.

Upon closing of the Business Combination, the Group assumed obligations under promissory notes issued by CIIG II totaling $3,203,000. Each note is convertible to warrants at a price of $1.00 per warrant to purchase Ordinary Shares at an effective price of $230.00 per warrant (twenty warrants must be exercised to entitle the holder to be issued with an Ordinary Share) and was repayable in April 2024 unless the holder elected to convert. Of the notes, $2,653,833 are interest-free and $479,167 bear interest at a rate of 15.00% per annum, payable quarterly in kind. At September 30, 2024, $576,007 was outstanding under the interest-bearing note.

On August 2, 2023 the Company issued a 9.0% promissory note with a value of THB 20.0 million (approximately $570,000 at the date of issuance). The note was repaid on August 13, 2024.

On January 12, 2024, Zapp Scooters (Thailand) Company Limited issued a promissory note to Patchara Rattakul, a director of the Company, with a value of THB 10.0 million (approximately $287,000 at that date) which bears interest at a rate of 15.0% per annum and is repayable in January 2026. At September 30, 2024 the amount outstanding on this note was approximately $309,000.

Other

The Group entered into an export receivables financing arrangement with The Export-Import Bank of Thailand (“EXIM”) in September 2020 up to an aggregate amount of THB10.0 million (approximately $274,520). As at September 30, 2024, no amounts were outstanding under the EXIM Facility.